Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions
18. PROVISIONS

	2024	2023
Reclamation obligations, opening balance	$447.1	$296.2
Reclamation obligations from the Acquisition (Note 8)	—	244.0
Dispositions (Note 9)	(89.2)	(129.9)
Revisions in estimates and obligations	74.2	29.9
Expenditures	(25.1)	(27.3)
Accretion expense (Note 25)	31.3	34.2
Reclamation obligations, closing balance	$438.3	$447.1
Litigation	25.4	10.5
Litigation from the Acquisition	—	34.6
Dispositions (Note 9)	(1.3)	(18.2)
Total provisions	$462.4	$474.0

Maturity analysis of total provisions:	December 31, 2024	December 31, 2023
Current	$35.3	$41.6
Non-current	427.1	432.4
	$462.4	$474.0
Closure and Decommissioning Cost Provision
The inflated and discounted provisions on the SFP as at December 31, 2024, using an inflation rate of 2.5% (2023 – between 1% and 5%) and discount rates of between 3% and 10% (2023 - between 3% and 11%), was $438.3 million (2023 - $447.1 million). Revisions made to the reclamation obligations in 2024 were primarily a result of revisions to the estimate based on periodic reviews of closure plans, actual expenditures incurred, and concurrent closure activities completed. These obligations will be funded from operating cash flows, reclamation deposits and cash on hand.
As the MPPE at certain operations in reclamation and closure have reached the end of their useful lives, updated studies were performed which resulted in changed plans, and accordingly $53.7 million (2023 - $15.7 million) of the revisions in mine reclamation obligations was recognized in the SOE with the balance of the revisions in mine reclamation obligations recognized in the cost of the associated MPPE.
The accretion expense charged to 2024 earnings as finance expense was $31.3 million (2023 - $34.2 million). Reclamation expenditures paid during the current year were $25.1 million (2023 - $27.3 million).
Litigation Provision
The litigation provision, as at December 31, 2024 and 2023, consists primarily of amounts accrued for labour claims in the Company’s operating jurisdictions, along with certain other proceedings. The balance of $24.1 million at December 31, 2024 (2023 - $26.9 million) represents the Company’s present obligations related to known and potential claims for which payment is probable and the amount can be reliably estimated. The timing of any expected payments is uncertain as their determination is outside the control of the Company.